Balance sheet details - Schedule Of Inventory Current (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,103	$ 2,516
Work-in-process	11	5
Total inventories	$ 2,114	$ 2,521